Supplement to the
Fidelity Advisor Freedom Funds®
Class A, Class T, Class B, and Class C
May 30, 2007
Prospectus

The following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section on page 29.

Advisor Freedom 2045	Management fee	None	None	None	None
	Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
	Other expenses	0.00%	0.00%	0.00%	0.00%
	Acquired fund fees and expensesA	0.82%	0.82%	0.82%	0.82%
	Total annual class operating expensesB,C	1.07%	1.32%	1.82%	1.82%
Advisor Freedom 2050	Management fee	None	None	None	None
	Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
	Other expenses	0.00%	0.00%	0.00%	0.00%
	Acquired fund fees and expensesA	0.82%	0.82%	0.82%	0.82%
	Total annual class operating expensesB,C	1.07%	1.32%	1.82%	1.82%

A Based on estimated amounts for the current fiscal year.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section because the total annual operating expenses shown above include acquired fund fees and expenses.

C FMR has voluntarily agreed to reimburse Class A, Class T, Class B, and Class C of each fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed the following rates:

	Class A	Effective Date	Class T	Effective Date	Class B	Effective Date	Class C	Effective Date
Advisor Freedom 2045	0.25%	6/1/06	0.50%	6/1/06	1.00%	6/1/06	1.00%	6/1/06
Advisor Freedom 2050	0.25%	6/1/06	0.50%	6/1/06	1.00%	6/1/06	1.00%	6/1/06

These arrangements may be discontinued by FMR at any time.

AFF-07-07 October 16, 2007
1.790697.115

The following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section on page 31.

		Class A		Class T		Class B		Class C
		Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
Advisor Freedom 2045	1 year	$ 678	$ 678	$ 480	$ 480	$ 685	$ 185	$ 285	$ 185
	3 years	$ 896	$ 896	$ 754	$ 754	$ 873	$ 573	$ 573	$ 573
	5 years	$ 1,131	$ 1,131	$ 1,048	$ 1,048	$ 1,185	$ 985	$ 985	$ 985
	10 years	$ 1,806	$ 1,806	$ 1,885	$ 1,885	$ 1,848A	$ 1,848A	$ 2,137	$ 2,137
Advisor Freedom 2050	1 year	$ 678	$ 678	$ 480	$ 480	$ 685	$ 185	$ 285	$ 185
	3 years	$ 896	$ 896	$ 754	$ 754	$ 873	$ 573	$ 573	$ 573
	5 years	$ 1,131	$ 1,131	$ 1,048	$ 1,048	$ 1,185	$ 985	$ 985	$ 985
	10 years	$ 1,806	$ 1,806	$ 1,885	$ 1,885	$ 1,848A	$ 1,848A	$ 2,137	$ 2,137

A Reflects conversion to Class A shares after a maximum of seven years.

The following information replaces similar information found under the "Buying and Selling Shares" heading in the "Shareholder Information" section beginning on page 58.

A fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to a fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund's NAV.

The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Excessive trading activity in a fund is measured by the number of roundtrip transactions in a shareholder's account. A roundtrip transaction occurs when a shareholder sells fund shares (including exchanges) within 30 days of the purchase date.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of the fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity funds within any rolling 12-month period will be blocked for at least 85 days from additional purchases or exchange purchases across all Fidelity funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block. Repeat offenders may be subject to long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder's control at any time. In addition to enforcing these roundtrip limitations, a fund may in its discretion restrict, reject or cancel purchases or exchanges that, in FMR's opinion, may be disruptive to the management of the fund or otherwise not be in the fund's interests.

The following transactions are exempt from the fund's excessive trading policy described above: (i) transactions of $1,000 or less, (ii) systematic withdrawal and/or contribution programs, (iii) mandatory retirement distributions, and (iv) transactions initiated by a retirement plan sponsor or sponsors of certain employee benefit plans or other related accounts. In addition, the funds' excessive trading policy does not apply to transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund-of-fund(s) or other strategy funds. A qualified fund-of-fund(s) is a mutual fund, qualified tuition program, or other strategy fund consisting of qualified plan assets that either applies the Fidelity funds' excessive trading policies to shareholders at the fund-of-fund(s) level, or demonstrates that the fund-of-fund(s) has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the Fidelity funds' Treasurer.

Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers and third-party administrators. Individual trades in omnibus accounts are often not disclosed to a fund, making it difficult to determine whether a particular shareholder is engaging in excessive trading. Excessive trading in omnibus accounts is likely to go undetected by a fund and may increase costs to a fund and disrupt its portfolio management.

Under policies adopted by the Board of Trustees, intermediaries will be permitted to apply the funds' excessive trading policy (described above), or their own excessive trading policy if approved by Fidelity. In these cases, a fund will typically not request or receive individual account data but will rely on the intermediary to monitor trading activity in good faith in accordance with its or the funds' policies. Reliance on intermediaries increases the risk that excessive trading may go undetected. For other intermediaries, a fund will generally monitor trading activity at the omnibus account level to attempt to identify disruptive trades, focusing on transactions in excess of $250,000. A fund may request transaction information, as frequently as daily, from any intermediary at any time, and may apply the fund's policy to such transactions exceeding $5,000. A fund may prohibit purchases of fund shares by an intermediary or by some or all of any intermediary's clients. Fidelity will apply these policies through a phased implementation. There is no assurance that Fidelity will request data with sufficient frequency to detect or deter excessive trading in omnibus accounts effectively.

If you purchase or sell fund shares through a financial intermediary, you may wish to contact the intermediary to determine the policies applicable to your account.

For employer-sponsored retirement plans, only participant directed exchanges count toward the roundtrip limits. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund.

A fund will monitor aggregate trading activity of adviser transactions to attempt to identify excessive trading in qualified wrap programs, as defined below. Excessive trading by an adviser will lead to fund blocks and the wrap program will lose its qualified status. Adviser transactions will not be matched with client-directed transactions unless the wrap program ceases to be a qualified wrap program (but all client-directed transactions will be subject to a fund's excessive trading policies). A qualified wrap program is: (i) a program whose adviser certifies that it has investment discretion over $100 million or more in client assets invested in mutual funds at the time of the certification, (ii) a program in which the adviser directs transactions in the accounts participating in the program in concert with changes in a model portfolio, and (iii) managed by an adviser who agrees to give FMR sufficient information to permit FMR to identify the individual accounts in the wrap program.

Each fund reserves the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive or disruptive trading than those stated in this prospectus. The funds' Treasurer is authorized to suspend the funds' policies during periods of severe market turbulence or national emergency. A fund reserves the right to modify its policies at any time without prior notice to shareholders.

A fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above.

As described above in "Valuing Shares," each fund also uses fair value pricing to help reduce arbitrage opportunities available to short-term traders.

There is no assurance that the funds' excessive trading policies will be effective, or will successfully detect or deter excessive or disruptive trading.

The following information replaces similar information found in the "Buying and Selling Shares" section on page 63.

Minimums
To Open an Account	$2,500
For certain Fidelity Advisor retirement accountsA	$500
Through regular investment plansB	$100
To Add to an Account	$100
Minimum Balance	$1,000
For certain Fidelity Advisor retirement accountsA	None

A Fidelity Advisor Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA, and Keogh accounts.

B An account may be opened with a minimum of $100, provided that a regular investment plan is established at the time the account is opened.

The following information replaces the biographical information for Ren Cheng found in the "Fund Management" section on page 76.

Christopher Sharpe is vice president and co-manager of the Advisor Freedom Funds (Income, 2010, 2020, 2030, 2040, 2005, 2015, 2025, 2035, 2045 and 2050), which he has managed since September 2007. He also manages other Fidelity funds. Prior to joining Fidelity Investments as an asset allocation director in 2002, Mr. Sharpe was an associate investment policy officer for John Hancock Financial Services, Inc. in Boston. From 1990 to 2000, he was with William M. Mercer, Inc. in Boston.

The following information found in the "Fund Services" section on page 84 does not apply and has been removed from the prospectus.

The Class A or Class T CDSC will not apply to the redemption of shares:

1. Held by insurance company separate accounts;

2. For plan loans or distributions or exchanges to non-Advisor fund investment options from employee benefit plans (except shares of SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs other than Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian;

3. For disability, payment of death benefits, or minimum required distributions starting at age 70 1/2 from Traditional IRAs, Roth IRAs, Rollover IRAs, SIMPLE IRAs, SEPs, SARSEPs, and plans covering a sole-proprietor or self-employed individuals and their employees (formerly Keogh/H.R. 10 plans);

4. Purchased by the Fidelity Investments Charitable Gift Fund; or

5. On which a finder's fee was eligible to be paid to an investment professional at the time of purchase, but was not paid because payment was declined. (To determine your eligibility for this CDSC waiver, please ask your investment professional if he or she received a finder's fee at the time of purchase.)

The following information supplements the information found on the back cover.

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Supplement to the
Fidelity Advisor Freedom Funds®
Institutional Class
May 30, 2007
Prospectus

The following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section on page 28.

Advisor Freedom 2045	Management fee	None
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.00%
	Acquired fund fees and expensesA	0.82%
	Total annual class operating expensesB,C	0.82%
Advisor Freedom 2050	Management fee	None
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.00%
	Acquired fund fees and expensesA	0.82%
	Total annual class operating expensesB,C	0.82%

A Based on estimated amounts for the current fiscal year.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section because the total annual operating expenses shown above include acquired fund fees and expenses.

C FMR has voluntarily agreed to reimburse Institutional Class of each fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed the following rates:

	Institutional Class	Effective Date
Advisor Freedom 2045	0.00%	6/1/06
Advisor Freedom 2050	0.00%	6/1/06

These arrangements may be discontinued by FMR at any time.

AFFI-07-06 October 16, 2007
1.790698.111

The following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section on page 30.

Institutional Class
Advisor Freedom 2045	1 year	$ 84
	3 years	$ 262
	5 years	$ 455
	10 years	$ 1,014
Advisor Freedom 2050	1 year	$ 84
	3 years	$ 262
	5 years	$ 455
	10 years	$ 1,014

The following information replaces similar information found under the "Buying and Selling Shares" heading in the "Shareholder Information" section beginning on page 55.

A fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to a fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund's NAV.

The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Excessive trading activity in a fund is measured by the number of roundtrip transactions in a shareholder's account. A roundtrip transaction occurs when a shareholder sells fund shares (including exchanges) within 30 days of the purchase date.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of the fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity funds within any rolling 12-month period will be blocked for at least 85 days from additional purchases or exchange purchases across all Fidelity funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block. Repeat offenders may be subject to long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder's control at any time. In addition to enforcing these roundtrip limitations, a fund may in its discretion restrict, reject or cancel purchases or exchanges that, in FMR's opinion, may be disruptive to the management of the fund or otherwise not be in the fund's interests.

The following transactions are exempt from the fund's excessive trading policy described above: (i) transactions of $1,000 or less, (ii) systematic withdrawal and/or contribution programs, (iii) mandatory retirement distributions, and (iv) transactions initiated by a retirement plan sponsor or sponsors of certain employee benefit plans or other related accounts. In addition, the funds' excessive trading policy does not apply to transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund-of-fund(s) or other strategy funds. A qualified fund-of-fund(s) is a mutual fund, qualified tuition program, or other strategy fund consisting of qualified plan assets that either applies the Fidelity funds' excessive trading policies to shareholders at the fund-of-fund(s) level, or demonstrates that the fund-of-fund(s) has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the Fidelity funds' Treasurer.

Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers and third-party administrators. Individual trades in omnibus accounts are often not disclosed to a fund, making it difficult to determine whether a particular shareholder is engaging in excessive trading. Excessive trading in omnibus accounts is likely to go undetected by a fund and may increase costs to a fund and disrupt its portfolio management.

Under policies adopted by the Board of Trustees, intermediaries will be permitted to apply the funds' excessive trading policy (described above), or their own excessive trading policy if approved by Fidelity. In these cases, a fund will typically not request or receive individual account data but will rely on the intermediary to monitor trading activity in good faith in accordance with its or the funds' policies. Reliance on intermediaries increases the risk that excessive trading may go undetected. For other intermediaries, a fund will generally monitor trading activity at the omnibus account level to attempt to identify disruptive trades, focusing on transactions in excess of $250,000. A fund may request transaction information, as frequently as daily, from any intermediary at any time, and may apply the fund's policy to such transactions exceeding $5,000. A fund may prohibit purchases of fund shares by an intermediary or by some or all of any intermediary's clients. Fidelity will apply these policies through a phased implementation. There is no assurance that Fidelity will request data with sufficient frequency to detect or deter excessive trading in omnibus accounts effectively.

If you purchase or sell fund shares through a financial intermediary, you may wish to contact the intermediary to determine the policies applicable to your account.

For employer-sponsored retirement plans, only participant directed exchanges count toward the roundtrip limits. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund.

A fund will monitor aggregate trading activity of adviser transactions to attempt to identify excessive trading in qualified wrap programs, as defined below. Excessive trading by an adviser will lead to fund blocks and the wrap program will lose its qualified status. Adviser transactions will not be matched with client-directed transactions unless the wrap program ceases to be a qualified wrap program (but all client-directed transactions will be subject to a fund's excessive trading policies). A qualified wrap program is: (i) a program whose adviser certifies that it has investment discretion over $100 million or more in client assets invested in mutual funds at the time of the certification, (ii) a program in which the adviser directs transactions in the accounts participating in the program in concert with changes in a model portfolio, and (iii) managed by an adviser who agrees to give FMR sufficient information to permit FMR to identify the individual accounts in the wrap program.

Each fund reserves the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive or disruptive trading than those stated in this prospectus. The funds' Treasurer is authorized to suspend the funds' policies during periods of severe market turbulence or national emergency. A fund reserves the right to modify its policies at any time without prior notice to shareholders.

A fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above.

As described above in "Valuing Shares," each fund also uses fair value pricing to help reduce arbitrage opportunities available to short-term traders.

There is no assurance that the funds' excessive trading policies will be effective, or will successfully detect or deter excessive or disruptive trading.

The following information replaces similar information found in the "Buying and Selling Shares" section on page 59.

Minimums
To Open an Account	$2,500
For certain Fidelity Advisor retirement accountsA	$500
Through regular investment plansB	$100
To Add to an Account	$100
Minimum Balance	$1,000
For certain Fidelity Advisor retirement accountsA	None

A Fidelity Advisor Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA, and Keogh accounts.

B An account may be opened with a minimum of $100, provided that a regular investment plan is established at the time the account is opened.

The following information replaces the biographical information for Ren Cheng found in the "Fund Management" section on page 70.

Christopher Sharpe is vice president and co-manager of the Advisor Freedom Funds (Income, 2010, 2020, 2030, 2040, 2005, 2015, 2025, 2035, 2045 and 2050), which he has managed since September 2007. He also manages other Fidelity funds. Prior to joining Fidelity Investments as an asset allocation director in 2002, Mr. Sharpe was an associate investment policy officer for John Hancock Financial Services, Inc. in Boston. From 1990 to 2000, he was with William M. Mercer, Inc. in Boston.

The following information supplements the information found on the back cover.

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Supplement to the
Fidelity Freedom Funds®
May 30, 2007
Prospectus

The following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section on page 33.

Freedom 2045	Management fee	None
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.00%
	Acquired fund fees and expenses	0.83%
	Total annual fund operating expensesA	0.83%
Freedom 2050	Management fee	None
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.00%
	Acquired fund fees and expenses	0.84%
	Total annual fund operating expensesA	0.84%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section because the total annual operating expenses shown above include acquired fund fees and expenses.

The following information replaces similar information found in the "Fund Summary" section on page 34.

Freedom 2045	1 year	$ 85
	3 years	$ 265
	5 years	$ 460
	10 years	$ 1,025
Freedom 2050	1 year	$ 86
	3 years	$ 268
	5 years	$ 466
	10 years	$ 1,037

FF-07-05 October 16, 2007
1.708110.141

The following information replaces similar information found under the "Buying and Selling Shares" heading in the "Shareholder Information" section beginning on page 67.

A fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to a fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund's NAV.

The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Excessive trading activity in a fund is measured by the number of roundtrip transactions in a shareholder's account. A roundtrip transaction occurs when a shareholder sells fund shares (including exchanges) within 30 days of the purchase date.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of the fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity funds within any rolling 12-month period will be blocked for at least 85 days from additional purchases or exchange purchases across all Fidelity funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block. Repeat offenders may be subject to long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder's control at any time. In addition to enforcing these roundtrip limitations, a fund may in its discretion restrict, reject or cancel purchases or exchanges that, in FMR's opinion, may be disruptive to the management of the fund or otherwise not be in the fund's interests.

The following transactions are exempt from the fund's excessive trading policy described above: (i) transactions of $1,000 or less, (ii) systematic withdrawal and/or contribution programs, (iii) mandatory retirement distributions, and (iv) transactions initiated by a retirement plan sponsor or sponsors of certain employee benefit plans or other related accounts. In addition, the funds' excessive trading policy does not apply to transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund-of-fund(s) or other strategy funds. A qualified fund-of-fund(s) is a mutual fund, qualified tuition program, or other strategy fund consisting of qualified plan assets that either applies the Fidelity funds' excessive trading policies to shareholders at the fund-of-fund(s) level, or demonstrates that the fund-of-fund(s) has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the Fidelity funds' Treasurer.

Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers and third-party administrators. Individual trades in omnibus accounts are often not disclosed to a fund, making it difficult to determine whether a particular shareholder is engaging in excessive trading. Excessive trading in omnibus accounts is likely to go undetected by a fund and may increase costs to a fund and disrupt its portfolio management.

Under policies adopted by the Board of Trustees, intermediaries will be permitted to apply the funds' excessive trading policy (described above), or their own excessive trading policy if approved by Fidelity. In these cases, a fund will typically not request or receive individual account data but will rely on the intermediary to monitor trading activity in good faith in accordance with its or the funds' policies. Reliance on intermediaries increases the risk that excessive trading may go undetected. For other intermediaries, a fund will generally monitor trading activity at the omnibus account level to attempt to identify disruptive trades, focusing on transactions in excess of $250,000. A fund may request transaction information, as frequently as daily, from any intermediary at any time, and may apply the fund's policy to such transactions exceeding $5,000. A fund may prohibit purchases of fund shares by an intermediary or by some or all of any intermediary's clients. Fidelity will apply these policies through a phased implementation. There is no assurance that Fidelity will request data with sufficient frequency to detect or deter excessive trading in omnibus accounts effectively.

If you purchase or sell fund shares through a financial intermediary, you may wish to contact the intermediary to determine the policies applicable to your account.

For employer-sponsored retirement plans, only participant directed exchanges count toward the roundtrip limits. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund.

A fund will monitor aggregate trading activity of adviser transactions to attempt to identify excessive trading in qualified wrap programs, as defined below. Excessive trading by an adviser will lead to fund blocks and the wrap program will lose its qualified status. Adviser transactions will not be matched with client-directed transactions unless the wrap program ceases to be a qualified wrap program (but all client-directed transactions will be subject to a fund's excessive trading policies). A qualified wrap program is: (i) a program whose adviser certifies that it has investment discretion over $100 million or more in client assets invested in mutual funds at the time of the certification, (ii) a program in which the adviser directs transactions in the accounts participating in the program in concert with changes in a model portfolio, and (iii) managed by an adviser who agrees to give FMR sufficient information to permit FMR to identify the individual accounts in the wrap program.

Each fund reserves the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive or disruptive trading than those stated in this prospectus. The funds' Treasurer is authorized to suspend the funds' policies during periods of severe market turbulence or national emergency. A fund reserves the right to modify its policies at any time without prior notice to shareholders.

A fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above.

As described above in "Valuing Shares," each fund also uses fair value pricing to help reduce arbitrage opportunities available to short-term traders.

There is no assurance that the funds' excessive trading policies will be effective, or will successfully detect or deter excessive or disruptive trading.

Effective September 4, 2007, the following information replaces the biographical information for Ren Cheng found in the "Fund Management" section on page 78.

Christopher Sharpe is vice president and co-manager of the Freedom Funds (Income, 2000, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045 and 2050), which he has managed since September 2007. He also manages other Fidelity funds. Prior to joining Fidelity Investments as an asset allocation director in 2002, Mr. Sharpe was an associate investment policy officer for John Hancock Financial Services, Inc. in Boston. From 1990 to 2000, he was with William M. Mercer, Inc. in Boston.

The following information supplements the information found on the back cover.

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Supplement to the
Fidelity Freedom Funds®
May 30, 2007
Prospectus

The following information replaces similar information found under the heading "Fee Table" in the "Fund Summary" section on page 20.

Freedom 2045	Management fee	None
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.00%
	Acquired fund fees and expenses	0.83%
	Total annual fund operating expensesA	0.83%
Freedom 2050	Management fee	None
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.00%
	Acquired fund fees and expenses	0.84%
	Total annual fund operating expensesA	0.84%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section because the total annual operating expenses shown above include acquired fund fees and expenses.

Freedom 2045	1 year	$ 85
	3 years	$ 265
	5 years	$ 460
	10 years	$ 1,025
Freedom 2050	1 year	$ 86
	3 years	$ 268
	5 years	$ 466
	10 years	$ 1,037

The following information replaces similar information found under the "Buying and Selling Shares" heading in the "Shareholder Information" section beginning on page 38.

A fund may reject for any reason, or cancel as permitted or required by law, any purchase or exchange, including transactions deemed to represent excessive trading, at any time.

Excessive trading of fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs to a fund (such as brokerage commissions), disrupting portfolio management strategies, and diluting the value of the shares in cases in which fluctuations in markets are not fully priced into the fund's NAV.

The Board of Trustees has adopted policies designed to discourage excessive trading of fund shares. Excessive trading activity in a fund is measured by the number of roundtrip transactions in a shareholder's account. A roundtrip transaction occurs when a shareholder sells fund shares (including exchanges) within 30 days of the purchase date.

Shareholders with two or more roundtrip transactions in a single fund within a rolling 90-day period will be blocked from making additional purchases or exchange purchases of the fund for 85 days. Shareholders with four or more roundtrip transactions across all Fidelity funds within any rolling 12-month period will be blocked for at least 85 days from additional purchases or exchange purchases across all Fidelity funds. Any roundtrip within 12 months of the expiration of a multi-fund block will initiate another multi-fund block. Repeat offenders may be subject to long-term or permanent blocks on purchase or exchange purchase transactions in any account under the shareholder's control at any time. In addition to enforcing these roundtrip limitations, a fund may in its discretion restrict, reject or cancel purchases or exchanges that, in FMR's opinion, may be disruptive to the management of the fund or otherwise not be in the fund's interests.

The following transactions are exempt from the fund's excessive trading policy described above: (i) transactions of $1,000 or less, (ii) systematic withdrawal and/or contribution programs, (iii) mandatory retirement distributions, and (iv) transactions initiated by a retirement plan sponsor or sponsors of certain employee benefit plans or other related accounts. In addition, the funds' excessive trading policy does not apply to transactions initiated by the trustee or adviser to a donor-advised charitable gift fund, qualified fund-of-fund(s) or other strategy funds. A qualified fund-of-fund(s) is a mutual fund, qualified tuition program, or other strategy fund consisting of qualified plan assets that either applies the Fidelity funds' excessive trading policies to shareholders at the fund-of-fund(s) level, or demonstrates that the fund-of-fund(s) has an investment strategy coupled with policies designed to control frequent trading that are reasonably likely to be effective as determined by the Fidelity funds' Treasurer.

FF-07-05L October 16, 2007
1.808379.111

Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple investors, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers and third-party administrators. Individual trades in omnibus accounts are often not disclosed to a fund, making it difficult to determine whether a particular shareholder is engaging in excessive trading. Excessive trading in omnibus accounts is likely to go undetected by a fund and may increase costs to a fund and disrupt its portfolio management.

Under policies adopted by the Board of Trustees, intermediaries will be permitted to apply the funds' excessive trading policy (described above), or their own excessive trading policy if approved by Fidelity. In these cases, a fund will typically not request or receive individual account data but will rely on the intermediary to monitor trading activity in good faith in accordance with its or the funds' policies. Reliance on intermediaries increases the risk that excessive trading may go undetected. For other intermediaries, a fund will generally monitor trading activity at the omnibus account level to attempt to identify disruptive trades, focusing on transactions in excess of $250,000. A fund may request transaction information, as frequently as daily, from any intermediary at any time, and may apply the fund's policy to such transactions exceeding $5,000. A fund may prohibit purchases of fund shares by an intermediary or by some or all of any intermediary's clients. Fidelity will apply these policies through a phased implementation. There is no assurance that Fidelity will request data with sufficient frequency to detect or deter excessive trading in omnibus accounts effectively.

If you purchase or sell fund shares through a financial intermediary, you may wish to contact the intermediary to determine the policies applicable to your account.

For employer-sponsored retirement plans, only participant directed exchanges count toward the roundtrip limits. Employer-sponsored retirement plan participants whose activity triggers a purchase or exchange block will be permitted one trade every calendar quarter. In the event of a block, employer and participant contributions and loan repayments by the participant may still be invested in the fund.

A fund will monitor aggregate trading activity of adviser transactions to attempt to identify excessive trading in qualified wrap programs, as defined below. Excessive trading by an adviser will lead to fund blocks and the wrap program will lose its qualified status. Adviser transactions will not be matched with client-directed transactions unless the wrap program ceases to be a qualified wrap program (but all client-directed transactions will be subject to a fund's excessive trading policies). A qualified wrap program is: (i) a program whose adviser certifies that it has investment discretion over $100 million or more in client assets invested in mutual funds at the time of the certification, (ii) a program in which the adviser directs transactions in the accounts participating in the program in concert with changes in a model portfolio, and (iii) managed by an adviser who agrees to give FMR sufficient information to permit FMR to identify the individual accounts in the wrap program.

Each fund reserves the right at any time to restrict purchases or exchanges or impose conditions that are more restrictive on excessive or disruptive trading than those stated in this prospectus. The funds' Treasurer is authorized to suspend the funds' policies during periods of severe market turbulence or national emergency. A fund reserves the right to modify its policies at any time without prior notice to shareholders.

A fund does not knowingly accommodate frequent purchases and redemptions of fund shares by investors, except to the extent permitted by the policies described above.

As described above in "Valuing Shares," each fund also uses fair value pricing to help reduce arbitrage opportunities available to short-term traders.

There is no assurance that the funds' excessive trading policies will be effective, or will successfully detect or deter excessive or disruptive trading.

Effective September 4, 2007, the following information replaces the biographical information for Ren Cheng found in the "Fund Management" section on page 44.

Christopher Sharpe is vice president and co-manager of the Freedom Funds (Income, 2000, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045 and 2050), which he has managed since September 2007. He also manages other Fidelity funds. Prior to joining Fidelity Investments as an asset allocation director in 2002, Mr. Sharpe was an associate investment policy officer for John Hancock Financial Services, Inc. in Boston. From 1990 to 2000, he was with William M. Mercer, Inc. in Boston.

The following information supplements the information found on the back cover.

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.